Convertible Debentures and Notes Payable (Details)	Dec. 31, 2020 USD ($)
2021	$ 43,167
2022	230,036
2023	28,951
2024	3,296
2025	3,422
Thereafter	138,620
Total	447,492
Notes Payable [Member]
2021	5,943
2022	32,940
2023	28,951
2024	3,296
2025	3,422
Thereafter	138,620
Total	213,162
Convertible Notes [Member]
2021	37,224
2022	197,106
2023	0
2024	0
2025	0
Thereafter	0
Total	$ 234,330